Net Revenue - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of refund liabilities [line items]
Revenue from contracts with customers	$ 1,339,254.8	$ 1,069,985.4	$ 1,031,473.6
Accrued expenses and other current liabilities [member]
Disclosure of refund liabilities [line items]
Revenue from contracts with customers	4,737.9	3,876.6	31,770.0
Estimated sales returns and other allowances	40,453.1	36,211.4	$ 55,406.0
Refund liabilities	$ 33,194.8	$ 19,620.2